Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Percentage control of Officers and Directors			100.00%		100.00%
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Compensation to the Executive Officers	$ 446,911	$ 323,487	$ 961,163	$ 918,112
Percentage control of Officers and Directors			0.19%		0.30%